Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information
5.	SEGMENT INFORMATION

The different segments in which the Group is organized take into consideration the different activities from which the Group obtains income and incurs expenses. The aforementioned organizational structure is based on the way in which the highest decision-making authority analyzes the main financial and operating magnitudes for making decisions about resource allocation and performance assessment also considering the Group’s business strategy.

•	Upstream

The Upstream segment carries out all activities relating to the exploration, development and production of oil and natural gas.

Revenue is generated from (i) the sale of produced crude oil to the Downstream segment and, marginally, from its sale to third parties; (ii) the sale of produced gas to the Gas and Power segment.

•	Gas and Power

The Gas and Power segment generates its revenue from the development of activities relating to: (i) the natural gas commercialization to third parties and the Downstream segment, (ii) the commercial and technical operation of LNG regasification terminals in Bahía Blanca (until October 31, 2018) and Escobar, by hiring two regasification vessels, and (iii) the natural gas distribution.

Additionally, for the years ended December 31, 2017 and 2016, it included revenues derived from the generation of conventional and renewable electricity corresponding to YPF EE. See Note 3.

In addition to the proceeds derived from the sale of natural gas to third parties and the intersegment, which is then recognized as a “purchase” to the Upstream segment, and including Stimulus Plan for Natural Gas production in force (see Note 30.g), Gas and Power accrues a fee in its favor with the Upstream segment to carry out such commercialization.

•	Downstream

The Downstream segment develops activities relating to: (i) crude oil refining and petrochemical production, (ii) commercialization of refined and petrochemical products obtained from such processes, (iii) logistics related to the transportation of crude oil and gas to refineries and the transportation and distribution of refined and petrochemical products to be marketed in the different sales channels.

It obtains its income from the marketing mentioned in item (ii) above, which is developed through the Retail, Industry, Agro, LPG, Chemicals and Lubricants and Specialties businesses.

It incurs in all expenses relating to the aforementioned activities, including the purchase of crude oil from the Upstream segment and third parties and the natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Central Administration and Others

It covers other activities, not falling into the aforementioned categories, mainly including corporate administrative expenses and assets and construction activities.

Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate market prices.

Operating profit and assets for each segment have been determined after consolidation adjustments.

	Upstream		Gas and Power		Downstream	Central Administration and Others	Consolidation Adjustments(1)	Total
For the year ended December 31, 2018
Revenues from sales	3,108		91,176		338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480		7,862		1,688	13,186	(230,216)	—

Revenues	210,588		99,038		339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483		16,786	(4)	7,818	(6,055)	2,748	43,780
Income / (loss) from equity interests in associates and joint ventures	—		4,435		404	—	—	4,839
Depreciation of property, plant and equipment	72,052	(3)	928		12,285	2,304	—	87,569
Recovery of property, plant and equipment(2)	2,900		—		—	—	—	2,900
Acquisition of property, plant and equipment	63,171		1,968		15,632	2,877	—	83,648
Assets	480,263		129,885		307,312	82,762	(6,206)	994,016
For the year ended December 31, 2017
Revenues from sales	739		56,805		195,321	2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075		988	7,133	(128,151)	—

Revenues	116,694		60,880		196,309	9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259		15,813	(4,400)	(2,476)	16,073
Income / (loss) from equity interests in associates and joint ventures	—		634		794	—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290		6,926	1,017	—	53,512
Recovery of property, plant and equipment(2)	5,032		—		—	—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867		8,179	1,639	—	53,096
Assets	251,525		45,395		158,800	53,934	(3,936)	505,718
For the year ended December 31, 2016
Revenues from sales	18,745		26,514		162,538	2,303	—	210,100
Revenues from intersegment sales	95,398		3,212		925	7,447	(106,982)	—

Revenues	114,143		29,726		163,463	9,750	(106,982)	210,100

Operating profit / (loss)	(26,845)		2,008		3,093	(1,615)	(887)	(24,246)
Income / (loss) from equity interests in associates and joint ventures	(1)		302		287	—	—	588
Depreciation of property, plant and equipment	38,125		290		5,507	830	—	44,752
Impairment of property, plant and equipment and intangible assets(2)	34,943	(3)	—		—	—	—	34,943
Acquisition of property, plant and equipment	51,396		2,134		9,839	1,679	—	65,048
Assets	236,173		25,866		125,536	34,739	(1,175)	421,139

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c. and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2018, 2017 and 2016, and property, plant and equipment by geographic area as of December 31, 2018, 2017 and 2016 are as follows:

	Revenues			Property, plant and equipment
	2018	2017	2016	2018	2017	2016
Argentina	390,892	230,728	193,707	698,222	353,868	307,350
Mercosur and associated countries	20,056	8,694	7,964	865	575	664
Rest of the world	15,711	8,785	6,142	—	—	—
Europe	9,161	4,606	2,287	—	—	—

	435,820	252,813	210,100	699,087	354,443	308,014

Intangible assets are mainly geographically located in Argentina.

As of December 31, 2018, no foreign client represents 10% or more of the Group’s revenue from its ordinary activities.